CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₫ in Millions		Ordinary shares VND (₫) shares		Ordinary shares USD ($) shares		Additional paid-in capital VND (₫)	Additional paid-in capital USD ($)	Contributed charter capital -VinFast Vietnam VND (₫)	Accumulated losses VND (₫)	Accumulated losses USD ($)	Capital reserve - VinFast Vietnam VND (₫)	Other comprehensive income/(loss) VND (₫)	Other comprehensive income/(loss) USD ($)	Non-controlling interests VND (₫)	Non-controlling interests USD ($)	VND (₫) shares		USD ($) shares
Beginning balance at Dec. 31, 2020								₫ 38,707,336	₫ (44,356,242)		₫ 11,753,160	₫ 45,870		₫ 29,968		₫ 6,180,092
Net loss for the period									(32,183,727)					(35,234)		(32,218,961)
Foreign currency translation adjustment												(102,084)				(102,084)
Stockholders equity before activities								38,707,336	(76,539,969)		11,753,160	(56,214)		(5,266)		(26,140,953)
Additional capital contribution to VinFast Vietnam								4,881,392								4,881,392
Demerger of VinFast Vietnam								(1,091,730)	(871,041)		(7,754,407)					(9,717,178)
Insertion of VinFast Auto as the holding company of the Group and additional capital contribution to VinFast Vietnam (Note 1)		₫ 553,892				₫ 39,373		₫ (42,496,998)	234			(7,280)		5,168		(41,905,611)
Insertion of VinFast Auto as the holding company of the Group and additional capital contribution to VinFast Vietnam (Note 1) (in shares) | shares		2,298,963,211		2,298,963,211
Additional capital contribution to a subsidiary and acquisitions of entities under common control						(35,801)					(4,022,812)			4,432		(4,054,181)
Disposal of subsidiaries to entities under common control						(3,572)					17,917			(3,502)		10,843
Additional acquisition of non-controlling interests from a subsidiary														(15,510)		(15,510)
Other									(6,142)		₫ 6,142
Ending balance at Dec. 31, 2021		₫ 553,892							(77,416,918)			(63,494)		(14,678)		(76,941,198)
Ending balance (in shares) at Dec. 31, 2021 | shares		2,298,963,211		2,298,963,211
Net loss for the period									(49,783,795)					(65,075)		(49,848,870)
Foreign currency translation adjustment												(40,571)				(40,571)
Stockholders equity before activities		₫ 553,892							(127,200,713)			(104,065)		(79,753)		(126,830,639)
Issuance of ordinary shares | shares		1,036,787		1,036,787
Additional capital contribution to VinFast Vietnam		₫ 317,129														317,129
Additional capital contribution to VinFast Vietnam														77,515,874		77,515,874
Partial disposal of a subsidiary									12,258					3,252		15,510
Deemed contribution from owners						12,311,667										12,311,667
Ending balance at Dec. 31, 2022		₫ 871,021				12,311,667			(127,188,455)			(104,065)		77,439,373		(36,670,459)
Ending balance (in shares) at Dec. 31, 2022 | shares	[1]	2,299,999,998		2,299,999,998
Stockholders equity before activities (in shares) | shares		2,298,963,211		2,298,963,211
Net loss for the period									(27,722,160)					(51,222)		(27,773,382)	[1]
Foreign currency translation adjustment												2,609				2,609	[1]
Stockholders equity before activities		₫ 871,021				15,893,667			(158,053,833)			(101,456)		77,391,322		(63,999,279)
Changes in ownership in existing subsidiaries without losing control									10,121					(10,121)
Deemed contribution from owners						2,295,400								4,600		2,300,000
Ending balance (in shares) at Jun. 30, 2023 | shares	[1]	2,299,999,998		2,299,999,998
Beginning balance at Dec. 31, 2022		₫ 871,021				12,311,667			(127,188,455)			(104,065)		77,439,373		(36,670,459)
Beginning balance (in shares) at Dec. 31, 2022 | shares	[1]	2,299,999,998		2,299,999,998
Net loss for the year, as restated									(57,354,813)					(74,765)		(57,429,578)
Net loss for the period																(57,429,578)		$ (2,406,334,451)
Foreign currency translation adjustment												(281,808)				(281,808)		(11,807,928)
Stockholders equity before activities		₫ 871,021				12,311,667			(184,543,268)			(385,873)		77,364,608		(94,381,845)
Issuance of ordinary shares		₫ 6,076,150				(1,470,984)										4,605,166
Issuance of ordinary shares | shares		26,897,366		26,897,366
Share based compensation to service providers (in shares) | shares		32,463		32,463
Share based compensation to service providers		₫ 6,020														6,020
Commitment shares issued under Standby Equity Subscription Agreement (in shares) | shares		800,000		800,000
Commitment shares issued under standby equity subscription agreement		₫ 118,828				(6,528)										112,300
Warrants exercised and additional paid to convert into capital (in shares) | shares		10,058,671		10,058,671
Warrants exercised and additional paid to convert into capital		₫ 2,775,517				122,403										2,897,920
Changes in ownership in existing subsidiaries without losing control									(2,757)					2,757
Deemed contribution through awards granted by shareholders to the Company's employees and others						144,083										144,083
Deemed contribution from owners	[2]					20,647,786										20,647,786
Ending balance at Dec. 31, 2023		₫ 9,847,536		$ 412,617,783		31,748,427	$ 1,330,278,513		(184,546,025)	$ (7,732,591,343)		(385,873)	$ (16,168,315)	77,367,365	$ 3,241,739,923	₫ (65,968,570)		$ (2,764,123,439)
Ending balance (in shares) at Dec. 31, 2023 | shares		2,337,788,498	[1]	2,337,788,498	[1]											2,337,788,498		2,337,788,498
Stockholders equity before activities (in shares) | shares		2,299,999,998		2,299,999,998
Stockholders equity before activities (in shares) | shares		2,299,999,998		2,299,999,998
Net loss for the period									(33,462,508)					(45,686)		₫ (33,508,194)		$ (1,381,211,624)
Foreign currency translation adjustment												(78,343)				(78,343)		$ (3,229,308)
Stockholders equity before activities		₫ 9,847,536				38,258,499			₫ (223,965,064)			₫ (464,216)		₫ 77,324,993		(98,998,252)
Deemed contribution through awards granted by shareholders to the Company's employees and others						(49,665)										(49,665)
Deemed contribution from owners						₫ 16,994,659										₫ 16,994,659
Ending balance (in shares) at Jun. 30, 2024 | shares		2,338,662,497		2,338,662,497												2,338,695,829		2,338,695,829
Stockholders equity before activities (in shares) | shares		2,337,788,498		2,337,788,498

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).
[2]	This represents financial supports in form of cash injected into the Group from the General Director of the Company and Asian Star Trading & Investment Pte. Ltd., a shareholder of the Company, being recognized in the consolidated statements of sharholders’ equity. Please refer to Note 22, Section “Capital Funding Agreement” for details.